Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021

	Shares	Fair Value
Common Stock - 91.8%
Electric Vehicle Components - 5.4%
Germany - 1.0%
Akasol AG (1)	900	130,307
United States - 4.4%
Switchback Energy Acquisition Corporation (1)	18,249	562,617
		692,924
Electric Vehicle OEM - 3.6%
Cayman Islands - 3.6%
Nio, Inc. (1)	10,000	457,800

Electricity Generation - 0.5%
United States - 0.5%
FirstEnergy Corporation	2,000	66,280

Industrial Gases - 0.8%
United States - 0.8%
Air Products and Chemicals, Inc.	405	103,526

Industrials - 5.7%
United States - 5.7%
Plug Power, Inc. (1)	15,000	725,700

New Energy Vehicle - 8.7%
Canada - 1.3%
Ballard Power Systems, Inc. (1)	5,934	165,084
Cayman Islands - 1.9%
NIU Technologies (1)	6,500	242,970
Jersey - 1.2%
Aptiv Plc (1)	1,061	158,980
United States - 4.3%
Tesla, Inc. (1)	817	551,883
		1,118,917
Other Renewable Generation - 5.8%
Bermuda - 2.0%
Brookfield Renewable Partners, L.P.	5,988	252,753
Canada - 0.9%
Brookfield Renewable Corporation	2,673	123,439
United States - 2.9%
Bloom Energy Corporation (1)	5,839	166,587
FuelCell Energy, Inc. (1)	12,000	203,280
		746,059
Other Sustainable - 0.6%
United States - 0.6%
Ecolab, Inc.	363	75,998

Power Semiconductor - 2.9%
Germany - 1.1%
Infineon Technology	3,233	140,428
Netherlands - 0.6%
Stmicroelectronics NV	1,802	70,026
United States - 1.2%
Cree, Inc. (1)	1,400	158,844
		369,298
Smart Grid - 3.7%
Switzerland - 0.7%
Landis & Gyr Group	1,204	83,518
United States - 3.0%
Itron, Inc. (1)	3,290	385,720
		469,238
Solar Developer - 5.4%
Mauritius - 3.1%
Azure Power Global Ltd (1)	12,964	393,068
United States - 2.3%
Sunnova Energy International, Inc. (1)	6,733	301,908
		694,976
Solar Energy Equipment - 17.9%
France - 0.8%
Schneider Electric	3,452	102,110
United States - 17.1%
Enphase Energy, Inc. (1)	3,976	700,015
First Solar, Inc. (1)	2,484	201,254
Solaredge Technologies, Inc. (1)	2,146	640,173
Sunrun, Inc. (1)	10,400	650,832
		2,294,384
Solar Generation - 5.0%
Spain - 5.0%
Solaria Energia y Medio Ambiente, SA (1)	28,664	643,272

Solar Materials - 2.0%
China - 2.0%
JinkoSolar Holding Co., Ltd. (1)	5,029	258,189

Utilities - 7.2%
Germany - 0.9%
RWE AG	2,879	108,864
Italy - 1.1%
Enel S.p.A.	15,297	144,773
Spain - 0.7%
EDP Renovaveis S.A.	4,250	92,814
United States - 4.5%
NextEra Energy, Inc.	7,769	570,866
		917,317
Water Tech & Equipment - 4.4%
United States - 4.4%
Energy Recovery, Inc. (1)	7,796	137,210
Evoqua Water Technologies Corporation (1)	11,660	286,253
Xylem, Inc.	1,400	139,384
		562,847
Water Utility - 0.9%
United States - 0.9%
American Water Works Co., Inc.	400	56,752
Essential Utilities Inc.	1,360	57,202
		113,954
Wind Energy Equipment - 3.5%
Denmark - 1.4%
Vestas Wind System	933	174,771
Germany - 0.6%
Nordex SE (1)	2,889	77,383
United States - 1.5%
TPI Composites, Inc. (1)	4,000	190,640
		442,794

Wind Generation - 1.1%
Denmark - 1.1%
Vestas Wind System AS	2,247	141,224

YieldCo - 6.7%
Canada - 0.7%
Innergex Renewable Energy	4,777	90,390
United Kingdom - 4.0%
Atlantica Sustainable Infrastructure plc	14,216	513,908
United States - 2.0%
Clearway Energy, Inc.	2,900	79,634
NextEra Energy Partners, L.P.	2,433	176,733
		860,665
Total Common Stock (Cost $7,501,079)		$11,755,362

	Shares	Fair Value
Short-Term Investments - Investment Companies - 10.3%
United States - 10.3%
First American Government Obligations Fund - Class X, 0.05%(2)	657,040	$657,040
First American Treasury Obligations Fund - Class X, 0.05%(2)	657,040	657,040
Total Short-Term Investments (Cost $1,314,080)		$1,314,080

Total Investments - 102.1% (Cost $8,815,169)		$13,069,442
Liabilities in Excess of Other Assets - (2.1)%		(270,166)
Total Net Assets Applicable to Unitholders - 100.0%		$12,799,276

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended February 28, 2021. As such, it is classified as a non-income producing security as of February 28, 2021.
(2)	Rate reported is the current yield as of February 28, 2021.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$11,755,362	$11,755,362	$-	$-
Total Equity Securities	11,755,362	11,755,362	-	-
Other
Short Term Investments (a)	1,314,080	1,314,080	-	-
Total Other	1,314,080	1,314,080	-	-
Total Assets	$13,069,442	$13,069,442	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2021.